Related Party Transactions (Narrative) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Sep. 29, 2015	May 31, 2015	Nov. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Jan. 30, 2016
Aggregate principal balances				$ 966,000	$ 1,300,000
Interest Payable				6,100	4,600
Stock Issued During Period, Value, New Issues					2,916,065
Related-party interest expense				$ 58,500	$ 33,500
Common stock exercise price				$ 6.00	$ 6.00	$ 3.57
Class Of Warrant Or Rights Expiration Date					Mar. 01, 2020
Amortization of Debt Discount (Premium)				$ 259,600	$ 20,800
Discount Price Per Share Percentage				20.00%
Warrants Not Settleable in Cash, Fair Value Disclosure					$ 280,400
Second Amended and Restated Promissory Notes [Member]
Common stock exercise price				$ 1.88
Debt Instrument, Unamortized Discount				$ 26,900
Amortization of Debt Discount (Premium)				$ 2,000
Related-Party Notes Payable [Member]
Discount Price Per Share Percentage				20.00%
June 2015 [Member]
Debt Instrument, Periodic Payment, Principal				$ 72,000
Maximum [Member]
Debt Instrument, Periodic Payment, Principal				1,000
Notes Payable to Related Parties [Member]
Debt Instrument, Periodic Payment, Principal				$ 20,000
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 521,100
Debt Instrument, Payment Terms				On March 1, 2016, we entered into definitive agreements with the three note holders to amend and restate the outstanding notes, which were to become due on March 1, 2016, pursuant to certain Second Amended and Restated Promissory Notes dated as of February 29, 2016 (the Amended and Restated Notes). The Amended and Restated Notes increased the interest rate to 7% per annum, extended the term to April 1, 2017, and modified the repayment provisions to provide for (i) repayment on March 1, 2016 of the outstanding amount of interest accrued through February 29, 2016, (ii) repayment of 10% of the original principal balance and accrued interest of such notes on a quarterly basis commencing April 1, 2016, and (iii) payment of the remaining outstanding balance on April 1, 2017.
Patrick Mullins, M.D. [Member]
Aggregate principal balances				$ 448,200
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				37,347
Patrick Mullins, M.D. [Member] | Other Expense [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				834
Jeffrey Dell, M.D. [Member]
Aggregate principal balances				$ 208,900
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				17,412
Jeffrey Dell, M.D. [Member] | Other Expense [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				417
Maryl Petreccia [Member]
Aggregate principal balances				$ 266,700
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				22,224
Maryl Petreccia [Member] | Other Expense [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				417
Raymond Takahashi, M.D [Member]
Aggregate principal balances				$ 35,800
Common stock exercise price				$ 6.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,490
Class Of Warrant Or Rights Expiration Date				Feb. 19, 2018
Discount Price Per Share Percentage	20.00%
Marc Grossman, M.D. [Member]
Aggregate principal balances				$ 6,500
Interest rate				6.00%
Note holder 1 [Member] | Second Amended and Restated Promissory Notes [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				11,910
Note holder 2 [Member] | Second Amended and Restated Promissory Notes [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				7,088
Note holder 3 [Member] | Second Amended and Restated Promissory Notes [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				5,553
Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		1,667	4,167		291,142
Stock Issued During Period, Value, New Issues		$ 20,000	$ 100,000
Common stock exercise price					$ 6.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					194,095